FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2021
FAIR VALUE MEASUREMENTS
Summary of gross holding gain and fair value of held-to-maturity securities

			Gross
		Amortized	Holding
	Held-To-Maturity	Cost	Gain	Fair Value
September 30, 2021	U.S. Treasury Securities (Mature on 12/9/2021)	$345,054,751	$8,995	$345,063,746

Schedule of company's liabilities that are measured at fair value on a recurring basis

		September 30,
Description	Level	2021
Liabilities:
Warrant Liability – Public Warrants	1	$11,385,000
Warrant Liability – Private Placement Warrants	2	$7,722,000

Schedule of change in the fair value of the warrant liabilities (level 3 measurements)

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 9, 2021	7,644,000	11,270,000	18,914,000
Change in fair value	(2,106,000)	(3,105,000)	(5,211,000)
Fair value as of March 31, 2021	5,538,000	8,165,000	13,703,000
Change in fair value	2,262,000	3,335,000	5,597,000
Transfer to Level 1	—	(11,500,000)	(11,500,000)
Transfer to Level 2	(7,800,000)	—	(7,800,000)
Fair value as of June 30, 2021	$—	$—	$—
Change in fair value	—	—	—
Fair value as of September 30, 2021	$—	$—	$—